J.P. MORGAN FUNDS

JPMorgan Total Emerging Markets Fund

(All Share Classes)

(as series of JPMorgan Trust I)

Supplement dated April 9, 2015

to the Statement of Additional Information

dated March 1, 2015, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Total Emerging Markets Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of October 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Total Emerging Markets Fund
Richard Titherington	3	$3,715,071	21	$7,047,657	2	$280,721
Pierre-Yves Bareau	5	2,958,878	18	11,945,220	21	7,060,694
Joanne Baxter	1	913,947	4	1,587,770	1	125,700
George Iwanicki, Jr.	8	2,782,701	5	775,564	12	4,477,030

SUP-SAI-TEM-PM-415-2

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Total Emerging Markets Fund
Richard Titherington	0	$0	4	$744,390	3	$658,999
Pierre-Yves Bareau	0	0	1	961,287	0	0
Joanne Baxter	0	0	1	49,906	0	0
George Iwanicki, Jr.	0	0	2	1,812,492	1	248,374

Portfolio Managers – Ownership of Securities

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2014.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Total Emerging Markets Fund
Richard Titherington	X
Pierre-Yves Bareau	X
Joanne Baxter	X
George Iwanicki, Jr.					X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE